Financial Instruments - Summarizes Outstanding Interest Rate Swap Agreements (Detail) - MXN ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Asset	$ 1,628	$ 4,702
Cross-currency swaps | Less than one year | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional Amount	5,541	6,251
Derivative financial instruments liability	(107)	0
Asset	$ 53	461
Cross-currency swaps | 2027 | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional Amount		9,121
Derivative financial instruments liability		(137)
Asset		433
Cross-currency swaps | Two to four years | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional Amount		16,357
Derivative financial instruments liability		(68)
Asset		3,114
Cross-currency swaps | Four to five years | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional Amount		608
Derivative financial instruments liability		0
Asset		53
Cross-currency swaps | 2031 and following years | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional Amount		0
Derivative financial instruments liability		0
Asset		$ 641